Net Finance Cost - Summary of Net Finance Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about finance income expense [Line Items]
Finance costs	€ (672)	€ 821	€ 718
Bank loans and overdrafts	(32)	(46)	(44)
Interest on bonds and other loans	(533)	(617)	(560)
Interest on lease liabilities	(82)	(100)	(127)
Net gain/(loss) on transactions for which hedge accounting is not applied	(25)	(58)	13
Finance income	232	224	135
Pensions and similar obligations	(9)	(30)	(25)
Net finance costs before non-underlying items	(449)	(627)	(608)
Interest related to the UK tax audit of intangible income and centralised services	(56)
Net finance costs	(505)	(627)	(608)
Foreign exchange derivatives [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	275	(321)	144
Exchange Differences On Underlying Items [Member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ (300)	€ 263	€ (131)